Other Current and Long-term Liabilities (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Other current liabilities
Fair value of swaps	$ 85,214,000	$ 109,431,000
Other current liabilities	5,683,000	5,267,000
Total	90,897,000	114,698,000
Deferred fees accrued pursuant to the Bank Agreement included in other current liabilities	4,900,000	4,900,000
Other long-term liabilities
Fair value of swaps	23,790,000	59,077,000
Other long-term liabilities	10,346,000	9,103,000
Total	$ 34,136,000	$ 68,180,000